MINERAL PROPERTIES, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	$ 88,777
Mineral properties, plant and equipment at end of period	88,333	$ 88,777
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	709,561	669,110
Additions	31,554	40,451
Disposals	(116)
Mineral properties, plant and equipment at end of period	740,999	709,561
Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	620,784	580,294
Amortization	31,900	40,490
Disposals	(18)
Mineral properties, plant and equipment at end of period	652,666	620,784
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	50,326
Mineral properties, plant and equipment at end of period	44,459	50,326
Mineral properties [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	516,227	485,850
Additions	18,040	30,377
Disposals	(45)
Mineral properties, plant and equipment at end of period	534,222	516,227
Mineral properties [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	465,901	431,481
Amortization	23,862	34,420
Mineral properties, plant and equipment at end of period	489,763	465,901
Plant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	14,003
Mineral properties, plant and equipment at end of period	11,814	14,003
Plant [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	102,501	98,021
Additions	1,509	4,480
Mineral properties, plant and equipment at end of period	104,010	102,501
Plant [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	88,498	87,209
Amortization	3,698	1,289
Mineral properties, plant and equipment at end of period	92,196	88,498
Machinery & equipment and assets under finance lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	18,442
Mineral properties, plant and equipment at end of period	25,711	18,442
Machinery & equipment and assets under finance lease [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	66,255	62,844
Additions	10,292	3,411
Disposals	(71)
Mineral properties, plant and equipment at end of period	76,476	66,255
Machinery & equipment and assets under finance lease [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	47,813	44,525
Amortization	2,970	3,288
Disposals	(18)
Mineral properties, plant and equipment at end of period	50,765	47,813
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	2,670
Mineral properties, plant and equipment at end of period	3,096	2,670
Building [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	12,344	11,862
Additions	612	482
Mineral properties, plant and equipment at end of period	12,956	12,344
Building [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	9,674	9,402
Amortization	186	272
Mineral properties, plant and equipment at end of period	9,860	9,674
Transport & office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	3,336
Mineral properties, plant and equipment at end of period	3,253	3,336
Transport & office equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	12,234	10,533
Additions	1,101	1,701
Mineral properties, plant and equipment at end of period	13,335	12,234
Transport & office equipment [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	8,898	7,677
Amortization	1,184	1,221
Mineral properties, plant and equipment at end of period	$ 10,082	$ 8,898